Share-Based Payments (Details 4)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates			0.30%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	1 year 2 months 12 days	1 year 10 months 24 days	2 years 10 months 24 days
Risk-free interest rates	0.60%	0.40%
Volatility	73.00%	95.00%	95.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	3 years	3 years 8 months 12 days	4 years 8 months 12 days
Risk-free interest rates	1.05%	1.17%
Volatility	100.00%	113.00%	98.00%